UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          14 February 2007
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       31
                                           ---------------------
Form 13F Information Table Value Total:               $8,000,492
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                   TITLE OF                VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------    --------   --------   -------  --- ----  -------  --------   ------   -------   ----
AMAZON.COM INC                   COMMON STOCK  023135106    313505   7944888  SH          SOLE              7932388           12500
AMERICAN EXPRESS COMPANY         COMMON STOCK  025816109    538846   8881588  SH          SOLE              8869513           12075
AMGEN CORP                       COMMON STOCK  031162100    482260   7059874  SH          SOLE              7049999            9875
APPLE INC                        COMMON STOCK  037833100       212      2500  SH          SOLE                 2500
CARNIVAL CORP                    COMMON STOCK  143658300    424551   8655475  SH          SOLE              8645050           10425
WALT DISNEY CO HOLDING CO        COMMON STOCK  254687106    681157  19876183  SH          SOLE             19854033           22150
EBAY INC                         COMMON STOCK  278642103    497991  16561041  SH          SOLE             16538041           23000
GENERAL ELECTRIC CO              COMMON STOCK  369604103    339252   9117233  SH          SOLE              9103233           14000
HSBC HOLDINGS PLC                COMMON STOCK  404280406      4950     54009  SH          SOLE                54009
HOME DEPOT INC                   COMMON STOCK  437076102     29164    726190  SH          SOLE               726190
INFOSYS TECHNOLOGIES LTD         COMMON STOCK  456788108      7791    142800  SH          SOLE               142800
INTEL CORP                       COMMON STOCK  458140100       362     17881  SH          SOLE                17881
JOHNSON & JOHNSON                COMMON STOCK  478160104     36071    546359  SH          SOLE               546359
KELLOGG CO                       COMMON STOCK  487836108    459227   9173538  SH          SOLE              9160428           13110
MARRIOTT INTERNATIONAL INC NEW   COMMON STOCK  571903202    117818   2468948  SH          SOLE              2462023            6925
MEDTRONIC INC                    COMMON STOCK  585055106     25818    482480  SH          SOLE               482480
MICROSOFT CORP                   COMMON STOCK  594918104     14899    498952  SH          SOLE               488652           10300
PAYCHEX INC                      COMMON STOCK  704326107      4844    122500  SH          SOLE               122500
PEPSICO INC                      COMMON STOCK  713448108    484778   7750247  SH          SOLE              7742072            8175
PROCTER & GAMBLE CO              COMMON STOCK  742718109    499291   7768641  SH          SOLE              7760551            8090
QUALCOMM INC                     COMMON STOCK  747525103    525685  13910701  SH          SOLE             13897076           13625
CHARLES SCHWAB CORP NEW          COMMON STOCK  808513105    421653  21802113  SH          SOLE             21774713           27400
STARBUCKS CORP                   COMMON STOCK  855244109       212      5980  SH          SOLE                 5980
STRYKER CORP                     COMMON STOCK  863667101     43629    791675  SH          SOLE               786125            5550
TARGET CORP                      COMMON STOCK  87612E106    528569   9265020  SH          SOLE              9254120           10900
TIME WARNER INC                  COMMON STOCK  887317105    420442  19304047  SH          SOLE             19279722           24325
WALGREEN CO                      COMMON STOCK  931422109    334312   7285077  SH          SOLE              7274072           11005
WHOLE FOODS MARKET INC           COMMON STOCK  966837106    119018   2536085  SH          SOLE              2535960             125
WILLIAMS SONOMA INC              COMMON STOCK  969904101     12484    397070  SH          SOLE               397070
WM WRIGLEY JR CO                 COMMON STOCK  982526105    204544   3954830  SH          SOLE              3947605            7225
WYETH                            COMMON STOCK  983024100    427158   8388800  SH          SOLE              8378400           10400

                                                           8000492              No. of Other Managers  0